SHORT TERM BORROWINGS (Details) ¥ in Millions, $ in Millions	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	May 31, 2022 USD ($)
East West Bank
Short term borrowings
Maximum borrowing				$ 10.0
Amount outstanding	$ 3.0
China CITIC Bank Corporation Limited | CASI China
Short term borrowings
Maximum borrowing		$ 3.0	¥ 20.0
Amount outstanding		$ 1.0	¥ 6.7
Interest rate (as a percent)		3.98%	3.98%